Leases - Future Lease Payments under Operating Leases (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Future lease payments under operating leases
2022	$ 5,669,304
2023	5,023,855
2024	4,388,881
2025	4,360,963
2026	4,287,103
Then thereafter	5,610,325
Total future lease payments	29,340,431
Impact of discounting remaining lease payments	(4,320,896)
Total lease liabilities	25,019,535
Lease liabilities, current	5,581,648	$ 5,461,234
Lease liabilities, non-current	$ 19,437,887	$ 21,727,117